Summary of Interest Expense - Bank Loans and Notes Payables (Detail) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2018 MXN ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 MXN ($)	Dec. 31, 2016 MXN ($)
Disclosure of detailed information about borrowings [abstract]
Interest on debts and borrowings	$ 4,786		$ 4,337	$ 4,099
Capitalized interest				(32)
Finance charges for employee benefits	202		182	154
Derivative instruments	2,370		4,161	3,082
Finance operating charges	210		97	168
Interest Expense	$ 7,568	$ 385	$ 8,777	$ 7,471